Intangible Assets	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Intangible Assets
(13) Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2021 and 2022 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total

Balance as of April 1, 2020	¥1,083,525	¥392,732	¥46,190	¥1,522,447

Additions	¥—	¥19,233	¥11,236	¥30,469
Internally developed	201,889	11,554	—	213,443
Sales or disposal	(180,744)	(6,028)	(1,429)	(188,201)
Exchange differences on translating foreign operations	3,946	10,655	3,491	18,092
Other	—	1,076	1,417	2,493

Balance as of March 31, 2021	¥1,108,616	¥429,222	¥60,905	¥1,598,743

Additions	¥—	¥8,597	¥11,235	¥19,832
Internally developed	159,174	20,311	—	179,485
Sales or disposal	(118,065)	(15,760)	(12,966)	(146,791)
Exchange differences on translating foreign operations	6,565	22,365	6,057	34,987
Other	—	(2,484)	(339)	(2,823)

Balance as of March 31, 2022	¥1,156,290	¥462,251	¥64,892	¥1,683,433

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total

Balance as of April 1, 2020	¥(456,333)	¥(293,356)	¥(12,324)	¥(762,013)

Amortization	¥(144,795)	¥(29,646)	¥(651)	¥(175,092)
Sales or disposal	180,744	3,504	832	185,080
Exchange differences on translating foreign operations	(906)	(8,010)	(873)	(9,789)
Other	(15,923)	(1,596)	(647)	(18,166)

Balance as of March 31, 2021	¥(437,213)	¥(329,104)	¥(13,663)	¥(779,980)

Amortization	¥(129,384)	¥(29,290)	¥(769)	¥(159,443)
Sales or disposal	118,065	15,003	3,447	136,515
Exchange differences on translating foreign operations	(1,288)	(17,442)	(906)	(19,636)
Other	(12,821)	1,364	75	(11,382)

Balance as of March 31, 2022	¥(462,641)	¥(359,469)	¥(11,816)	¥(833,926)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total

Balance as of March 31, 2021	¥671,403	¥100,118	¥47,242	¥818,763
Balance as of March 31, 2022	693,649	102,782	53,076	849,507
Amortization of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.
For commitments for purchases of intangible assets, see note 28.